Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Common Stock [Member] Restatement [Member]	Common Stock [Member] Previously Reported [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Retained Earnings [Member] Restatement [Member]	Retained Earnings [Member] Previously Reported [Member]	Total	Alps Life Science Inc [Member]	Alps Global Holding Pubco [Member]	Ordinary shares [member] Alps Global Holding Pubco [Member]	Retained earnings [member] Alps Global Holding Pubco [Member]	Restatement [Member]	Previously Reported [Member]	Previously Reported [Member] Alps Life Science Inc [Member]	Previously Reported [Member] Ordinary shares [member] Alps Life Science Inc [Member]	Previously Reported [Member] Shares Application Money [member] Alps Life Science Inc [Member]	Previously Reported [Member] Reserve of Change in Value of Merger Reserves [member] Alps Life Science Inc [Member]	Previously Reported [Member] Reserve of change in value of foreign currency basis spreads [member] Alps Life Science Inc [Member]	Previously Reported [Member] Non Distributable Reserve Fair Value Reserve [Member] Alps Life Science Inc [Member]	Previously Reported [Member] Retained earnings [member] Alps Life Science Inc [Member]	Previously Reported [Member] Equity attributable to owners of parent [member] Alps Life Science Inc [Member]	Previously Reported [Member] Non-controlling interests [member] Alps Life Science Inc [Member]
Balance at Dec. 31, 2022	$ 3,445				$ (4,056,637)			$ (4,053,192)
Balance, shares at Dec. 31, 2022	3,445,000
Remeasurement of common stock subject to redemption (as restated)					(3,595,663)			(3,595,663)
Net Income (loss)					1,320,324			1,320,324
Excise tax imposed on common stock redemptions					(935,214)			(935,214)
Balance at Dec. 31, 2023	$ 3,445		$ 3,445		(7,267,190)		$ (7,267,190)	(7,263,745)						$ (7,263,745)
Balance, shares at Dec. 31, 2023	3,445,000		3,445,000
Balance at Mar. 31, 2023															$ 1,668,439	$ 11,127,521	$ 109,074	$ (3,067,047)	$ (124,413)		$ (6,351,762)	$ 1,693,373	$ (24,934)
Loss for the financial period, representing total comprehensive loss for the financial period									$ (2,391,161)						(2,391,161)						(2,304,026)	(2,304,026)	(87,135)
Other comprehensive income									(121,298)						(121,298)				(121,298)			(121,298)
Total comprehensive income/(loss) for the financial year									(2,512,459)						(2,512,459)				(121,298)		(2,304,026)	(2,425,324)	(87,135)
Contributions by and distribution to owners of the Company
Issuance of shares pursuant to investment in combining entities															2,295,012	2,404,086	(109,074)					2,295,012
Arising from part dilution of equity interest in a subsidiary																					4,122	4,122	(4,122)
Balance at Mar. 31, 2024	$ 3,445				(8,098,261)			(8,094,816)
Balance, shares at Mar. 31, 2024	3,445,000
Balance at Mar. 31, 2024									1,450,992	$ 1	$ 1				1,450,992	13,531,607		(3,067,047)	(245,711)		(8,651,666)	1,567,183	(116,191)
Balance at Dec. 31, 2023	$ 3,445		$ 3,445		(7,267,190)		(7,267,190)	(7,263,745)						(7,263,745)
Balance, shares at Dec. 31, 2023	3,445,000		3,445,000
Remeasurement of common stock subject to redemption (as restated)					(455,764)		(455,764)	(455,764)						(455,764)
Net Income (loss)					(375,307)		(375,307)	(375,307)						(375,307)
Balance at Mar. 31, 2024	$ 3,445				(8,098,261)			(8,094,816)
Balance, shares at Mar. 31, 2024	3,445,000
Balance at Mar. 31, 2024									1,450,992	1	1				1,450,992	13,531,607		(3,067,047)	(245,711)		(8,651,666)	1,567,183	(116,191)
Balance at Dec. 31, 2023	$ 3,445		$ 3,445		(7,267,190)		(7,267,190)	(7,263,745)						(7,263,745)
Balance, shares at Dec. 31, 2023	3,445,000		3,445,000
Net Income (loss)								(709,239)
Balance at Sep. 30, 2024	$ 3,445				(9,261,423)			(9,257,978)
Balance, shares at Sep. 30, 2024	3,445,000
Balance at Sep. 30, 2024									327,309	(4,302)	1	(4,303)			327,309	13,531,607		(3,067,047)	(107,363)		(9,822,608)	534,589	(207,280)
Balance at Dec. 31, 2023	$ 3,445		$ 3,445		(7,267,190)		(7,267,190)	(7,263,745)						(7,263,745)
Balance, shares at Dec. 31, 2023	3,445,000		3,445,000
Remeasurement of common stock subject to redemption (as restated)							(2,175,180)							(2,175,180)
Net Income (loss)							(978,445)	(978,445)						(978,445)
Excise tax imposed on common stock redemptions							(268,904)							(268,904)
Balance at Dec. 31, 2024	$ 3,445		$ 3,445		(10,689,719)		(10,689,719)	(10,686,274)						(10,686,274)
Balance, shares at Dec. 31, 2024	3,445,000		3,445,000
Balance at Dec. 31, 2024										(4,302)
Balance at Mar. 31, 2024	$ 3,445				(8,098,261)			(8,094,816)
Balance, shares at Mar. 31, 2024	3,445,000
Balance at Mar. 31, 2024									1,450,992	1	1				1,450,992	13,531,607		(3,067,047)	(245,711)		(8,651,666)	1,567,183	(116,191)
Remeasurement of common stock subject to redemption (as restated)					(440,824)			(440,824)
Net Income (loss)					(217,185)			(217,185)
Balance at Jun. 30, 2024	$ 3,445	$ 3,445			(8,756,270)	$ (8,756,270)		(8,752,825)					$ (8,752,825)
Balance, shares at Jun. 30, 2024	3,445,000
Balance at Mar. 31, 2024	$ 3,445				(8,098,261)			(8,094,816)
Balance, shares at Mar. 31, 2024	3,445,000
Balance at Mar. 31, 2024									1,450,992	1	1				1,450,992	13,531,607		(3,067,047)	(245,711)		(8,651,666)	1,567,183	(116,191)
Loss for the financial period, representing total comprehensive loss for the financial period									(1,262,031)	(4,303)		(4,303)			(1,262,031)						(1,170,942)	(1,170,942)	(91,089)
Other comprehensive income									138,348						138,348				138,348			138,348
Total comprehensive income/(loss) for the financial year									(1,123,683)						(1,123,683)				138,348		(1,170,942)	(1,032,594)	(91,089)
Balance at Sep. 30, 2024	$ 3,445				(9,261,423)			(9,257,978)
Balance, shares at Sep. 30, 2024	3,445,000
Balance at Sep. 30, 2024									327,309	(4,302)	1	(4,303)			327,309	13,531,607		(3,067,047)	(107,363)		(9,822,608)	534,589	(207,280)
Balance at Mar. 31, 2024	$ 3,445				(8,098,261)			(8,094,816)
Balance, shares at Mar. 31, 2024	3,445,000
Balance at Mar. 31, 2024									1,450,992	1	1				1,450,992	13,531,607		(3,067,047)	(245,711)		(8,651,666)	1,567,183	(116,191)
Loss for the financial period, representing total comprehensive loss for the financial period									(2,624,738)						(2,624,738)						(2,513,573)	(2,513,573)	(111,165)
Other comprehensive income									57,830						57,830				57,830			57,830
Total comprehensive income/(loss) for the financial year									(2,566,908)						(2,566,908)				57,830		(2,513,573)	(2,455,743)	(111,165)
Issuance of shares pursuant to investment in combining entities																(13,531,027)		13,531,027
Balance at Mar. 31, 2025	$ 3,445			778,748	(11,428,274)			(10,646,081)						(10,082,973)
Balance, shares at Mar. 31, 2025	3,445,000
Balance at Mar. 31, 2025									(1,115,916)	(18,502)	1	(18,503)			(1,115,916)	580		10,463,980	(187,881)		(11,165,239)	(888,560)	(227,356)
Balance at May. 13, 2024										1	1
Loss for the financial period, representing total comprehensive loss for the financial period										(18,503)		(18,503)
Balance at Mar. 31, 2025	$ 3,445			778,748	(11,428,274)			(10,646,081)						(10,082,973)
Balance, shares at Mar. 31, 2025	3,445,000
Balance at Mar. 31, 2025									(1,115,916)	(18,502)	1	(18,503)			(1,115,916)	580		10,463,980	(187,881)		(11,165,239)	(888,560)	(227,356)
Balance at Jun. 30, 2024	$ 3,445	3,445			(8,756,270)	(8,756,270)		(8,752,825)					(8,752,825)
Balance, shares at Jun. 30, 2024	3,445,000
Remeasurement of common stock subject to redemption (as restated)						(388,406)							(388,406)
Net Income (loss)						$ (116,747)		(116,747)					$ (116,747)
Balance at Sep. 30, 2024	$ 3,445				(9,261,423)			(9,257,978)
Balance, shares at Sep. 30, 2024	3,445,000
Balance at Sep. 30, 2024									327,309	(4,302)	1	(4,303)			327,309	13,531,607		(3,067,047)	(107,363)		(9,822,608)	534,589	(207,280)
Balance at Dec. 31, 2024	$ 3,445		$ 3,445		(10,689,719)		(10,689,719)	(10,686,274)						(10,686,274)
Balance, shares at Dec. 31, 2024	3,445,000		3,445,000
Balance at Dec. 31, 2024										(4,302)
Gain on modification of terms of promissory notes and advances from affiliate				940,847				940,847
Remeasurement of common stock subject to redemption (as restated)				(162,099)				(162,099)
Net Income (loss)					(738,555)			(738,555)
Balance at Mar. 31, 2025	$ 3,445			778,748	(11,428,274)			(10,646,081)						(10,082,973)
Balance, shares at Mar. 31, 2025	3,445,000
Balance at Mar. 31, 2025									(1,115,916)	(18,502)	1	(18,503)			(1,115,916)	580		10,463,980	(187,881)		(11,165,239)	(888,560)	(227,356)
Balance at Dec. 31, 2024	$ 3,445		$ 3,445		(10,689,719)		$ (10,689,719)	(10,686,274)						(10,686,274)
Balance, shares at Dec. 31, 2024	3,445,000		3,445,000
Balance at Dec. 31, 2024										(4,302)
Net Income (loss)								(2,460,835)
Balance at Sep. 30, 2025	$ 3,445			990,399	(13,150,554)			(12,156,710)
Balance, shares at Sep. 30, 2025	3,445,000
Balance at Sep. 30, 2025									2,364,334	(27,535)	1	(27,536)			2,364,334	580		10,463,980	(156,458)	4,789,639	(12,463,510)	2,634,231	(269,897)
Balance at Mar. 31, 2025	$ 3,445			778,748	(11,428,274)			(10,646,081)						(10,082,973)
Balance, shares at Mar. 31, 2025	3,445,000
Balance at Mar. 31, 2025									(1,115,916)	(18,502)	1	(18,503)			(1,115,916)	580		10,463,980	(187,881)		(11,165,239)	(888,560)	(227,356)
Remeasurement of common stock subject to redemption (as restated)				(138,638)				(138,638)
Net Income (loss)					(893,896)			(893,896)
Excise tax liability in connection with redemption				(26,173)				(26,173)
Balance at Jun. 30, 2025	$ 3,445			613,937	(12,322,170)			(11,704,788)
Balance, shares at Jun. 30, 2025	3,445,000
Balance at Mar. 31, 2025	$ 3,445			778,748	(11,428,274)			(10,646,081)						$ (10,082,973)
Balance, shares at Mar. 31, 2025	3,445,000
Balance at Mar. 31, 2025									(1,115,916)	(18,502)	1	(18,503)			(1,115,916)	580		10,463,980	(187,881)		(11,165,239)	(888,560)	(227,356)
Loss for the financial period, representing total comprehensive loss for the financial period									(1,340,814)	(9,033)		(9,033)			(1,340,814)						(1,298,273)	(1,298,273)	(42,541)
Other comprehensive income									31,423						4,821,062				31,423	4,789,639		4,821,062
Total comprehensive income/(loss) for the financial year									3,480,248						3,480,248				31,423	4,789,639	(1,298,273)	3,522,789	(42,541)
Balance at Sep. 30, 2025	$ 3,445			990,399	(13,150,554)			(12,156,710)
Balance, shares at Sep. 30, 2025	3,445,000
Balance at Sep. 30, 2025									2,364,334	(27,535)	1	(27,536)			2,364,334	580		10,463,980	(156,458)	4,789,639	(12,463,510)	2,634,231	(269,897)
Balance at Jun. 30, 2025	$ 3,445			613,937	(12,322,170)			(11,704,788)
Balance, shares at Jun. 30, 2025	3,445,000
Remeasurement of common stock subject to redemption (as restated)				(20,752)				(20,752)
Net Income (loss)					(828,384)			(828,384)
Claw back for the December 2024 Extension Overpayment Amount				397,214				397,214
Balance at Sep. 30, 2025	$ 3,445			$ 990,399	$ (13,150,554)			$ (12,156,710)
Balance, shares at Sep. 30, 2025	3,445,000
Balance at Sep. 30, 2025									$ 2,364,334	$ (27,535)	$ 1	$ (27,536)			$ 2,364,334	$ 580		$ 10,463,980	$ (156,458)	$ 4,789,639	$ (12,463,510)	$ 2,634,231	$ (269,897)